Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	49.70%	50.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	37.60%	40.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	12.70%	10.00%